Other gains (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of Other Gains

TCHF	2023	2022
Divestment gain (note 7.2)	125	—
Income from sublease agreements	99	94
Reversal of impairment on financial assets	—	453
Reversal of impairment on other receivables	58	235
Various others	13	247

Total other gains	295	1,029